Segment and Geographic Information Schedule of gross capital expenditures (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended					10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] TSS [Member]	Dec. 31, 2010 Predecessor [Member] TSS [Member]	Dec. 31, 2009 Predecessor [Member] TSS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Gross capital expenditures	$ 36,008	$ 10,080	$ 6,614	$ 7,047	$ 12,267	$ 98,556	$ 85,883	$ 103,289	$ 5,842	$ 10,212	$ 17,140	$ 7,905	$ 10,994	$ 15,047	$ 10,832	$ 10,099	$ 9,113	$ 73,977	$ 54,578	$ 61,989